Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Professional fees (Note 11(a))	$ 1,113,336	$ 864,051	$ 772,887
Salaries and benefits (Note 11(a))	1,811,073	1,923,952	1,876,911
Travel and promotion	50,120	107,869	200,995
Depreciation (Note 6)	11,166	14,424	16,638
Office and other (Note 11(b))	182,457	156,686	218,879
Amortization of right-of-use assets (Note 5)	101,722	106,791	121,479
Occupancy expenses (Note 5)	39,858	42,655	40,542
Interest expense on lease liabilities (Note 5)	39,502	47,379	13,330
Interest, accretion and standby fees on gold loan payable (Note 8)	540,709	468,308	394,371
Listing and filing fees	193,490	154,505	187,169
Insurance	103,491	96,068	89,476
Directors’ fees (Note 11(a))	140,000	145,000	102,500
Share-based payments (Note 10(d) and 11(a))	810,150	1,478,100	1,870,800
Total Expenses	5,137,074	5,605,788	5,905,977
Other income (loss)
Administrative services fees (Note 11(b))	1,422,347	1,376,428	1,382,344
Interest and other income	370,741	253,869	490,245
Impairment of property, plant and equipment (Note 6)		(7,441,293)
Impairment of exploration and evaluation assets (Note 7)	(63,823,478)
Unrealized gain (loss) on derivative financial liabilities (Note 8)	191,732	110,177	(18,156)
Unrealized gain (loss) on gold in trust (Note 8)	132,895	(6,518)	(35,775)
Unrealized foreign exchange gain (loss) on gold loan payable (Note 8)	103,700	(257,803)	11,535
Unrealized foreign exchange gain (loss) on gold in trust (Note 8)	(24,491)	64,920	(4,011)
Unrealized gain on warrant liability (Note 9)	102,787	520,503	1,747,884
Gain on debt forgiveness (Note 11(a))		177,200
Foreign exchange gain (loss)	(49,599)	302,930	(22,202)
Total other income (loss)	(61,573,366)	(4,899,587)	3,551,864
Loss before income taxes	(66,710,440)	(10,505,375)	(2,354,113)
Deferred income tax recovery (expense) (Note 14)	3,090,208	(1,341,185)	(314,141)
Net loss for the year	(63,620,232)	(11,846,560)	(2,668,254)
Total comprehensive loss for the year	$ (63,620,232)	$ (11,846,560)	$ (2,668,254)
Basic net loss per share	$ (0.46)	$ (0.09)	$ (0.02)
Diluted net loss per share	$ (0.46)	$ (0.09)	$ (0.02)